Nicholas-Applegate Institutional Funds

600 West Broadway, 30th Floor

San Diego, California 92101

April 1, 2008

Writer’s Direct

Dial Number:

(619) 687-2972

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:          Nicholas-Applegate Institutional Funds (the “Registrant” or, as applicable, “Trust”) Post-Effective Amendment to Form
N-1A Registration Statement File Nos. 333-71469 and 811-07384, CIK No. 0000895414

Ladies and Gentlemen:

Concurrently with this letter we are filing electronically on behalf of the Trust, Post-Effective Amendment No. 38 under the Securities Act of 1933 and Amendment No. 56 under the Investment Company Act of 1940 to the Registration Statement of the Trust (the “Amendment”).

This Amendment is filed for the purpose of adding exhibit (j), Consent of Independent Registered Public Accounting Firm, to the Amendment; and to make conforming changes in response to Staff comments in accordance with Rule 485(b)(1) under the Securities Act of 1933, as further described below.

This Amendment is filed solely for the purposes indicated in the preceding paragraph.  No material event requiring disclosure in the prospectus herein has occurred since the January 17, 2008 filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which becomes effective as of today.  This amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.

As requested, Registrant acknowledges that (1) Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (2) Staff comments or changes to disclosure in response Staff comments in the Amendment reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Amendment; and (3) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Registrant further acknowledges that the Division of Enforcement has access to all information provided to the Staff of the Division of Investment Management in its review of the Amendment or in response to its comments on the Amendment.

Pursuant to the Staff’s request, set forth below is a description of the changes that have been made to the relevant prospectuses in response to the comments issued by the Staff listed herein.  Staff comments are listed in the order in which they were received.

Comment 1

Provide an example, in the Goal and Principal Strategy section of the prospectus or in another proper location, of what the Registrant means by the term “netting.”  How will “netting” be accomplished?

Response

After further review of the Goal and Principal Strategy Section, Registrant has removed the portion of the prospectus that indicates that long and short positions, “when netted against each other, [provide] a 100% long portfolio.”  In light of the Staff’s comment, the Registrant determined that the “netting” language was redundant with the description of the percentage of assets in long positions and short positions that appears in the Principal Investments section; and potentially confusing to investors, as “netting” is not a strategy of the Fund per se.

Comment 2

Define, in the Goal and Principal Strategy section or in a parenthetical to that section, what the Registrant means by “long” and “short,” as those terms are used in the Goal and Principal Strategy section.

Response

Registrant has added the following language to the Goal and Principal Strategy section to clarify the terms “long” and “short”:

“When the Fund takes a long position, it purchases stock outright. […] When the Fund takes a short position it sells stock it does not own and settles the sale by borrowing the stock from a lender.”

Comment 3

The Staff expects that a significant percentage of the assets of a “Global” fund would be invested outside the United States.  Add disclosure to the Risk/Return Summary of the Global Select Fund indicating the percentage, percentage range, or other description of the portion of the Fund’s investments that will be in securities of companies based outside the U.S.

Response

Registrant respectfully submits that its prospectus disclosure regarding this issue complies with Rule 35d-1 under the Investment Company Act of 1940, as amended.  The Goal and Principal Strategy section clearly indicates that the Fund invests in “a number of different countries throughout the world, one of which may be the United States,” which properly describes the Fund’s global investment strategy.  Imposing a specific percentage of U.S. and/or non-U.S. investments may unnecessarily limit the Investment Adviser’s investment discretion, to the possible detriment of shareholders.  Should the Fund change investment strategy such that its investments are principally U.S.-based, rather than globally distributed, Registrant would change the name and description of the Fund; there is no present intent to execute such a change in the investment strategy of the Fund.

However, Registrant recognizes the Staff’s concern that the Fund could potentially invest only a negligible fraction of its assets in non-U.S. securities, and that such activity may deny investors the global diversification they would expect from this Fund.  In light of such concern, the following descriptive language has been added to the section:  “Under normal circumstances, the Fund will invest a significant amount of its assets outside the United States.”

Comment 4

Define, either in the Principal Investments section of the prospectus or in another proper location, of what the Registrant means by the term “equity securities.”  Describe how the Fund’s investments in “Equity Securities” relates to the Fund’s investments in “common stocks” as used in this section.

Response

The reference to “common stocks” has been removed from the Principal Investments section, and the section has been updated to note that the Fund normally invests at least 80% of its assets, plus borrowings, in “equity securities.”  The following language has been added to the Principal Strategies, Risks, and Other Information section of the prospectus to clarify the meaning of “equity securities” for the purposes of this prospectus: “The Fund may invest in equity securities through the purchase of common stock or through the purchase of Equity-Linked Securities, also known as participation notes, equity swaps, and zero strike calls and warrants.”

Comment 5

Clarify what the registrant means by “tied economically to a number of different countries,” as that standard is used in the Principal Investments section of the prospectus.

Response

The following language has been added to the Principal Strategies, Risks, and Other Information section of the prospectus to clarify the meaning of securities “tied economically to a number of different countries throughout the world” for the purposes of this prospectus: “The Fund invests in non-U.S. securities as a principal strategy. These include securities that are principally traded outside the U.S., and securities of issuers organized under the laws of a non-U.S. country or that derive a majority of their revenues outside the U.S.”

Comment 6

Eliminate the repetitive disclosure at the end of the Principal Investments section.

Response

The repetitive disclosure has been removed.

Comment 7

Clarify whether borrowings, in addition to short sales, is a levering activity in which the Fund will engage.  What does the Registrant mean by “similar transactions,” that may produce leverage?

Response

The Registrant has amended the disclosure regarding leverage to clarify that the reference to “borrowings and similar transactions” does not relate to levering activities that are distinct from the Fund’s short transactions, but instead are related directly to those transactions.  The amended disclosure reads in full:

“Leverage—Leverage refers to an increase in Fund assets available for investment from borrowings and similar transactions. Short sales involve borrowing securities and then selling those securities, effectively leveraging the Fund’s assets. The use of leverage may result in increased volatility and magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.”

Comment 8

Note, in the prospectus, the reason that it does not contain a Return Summary.

Response

Registrant has added a section entitled “Past Performance,” and added the following disclosure: “The Fund is a new fund and does not yet have a full calendar year of performance.”

Comment 9

Disclose a summation of all “Other Expenses” in accordance with Instruction 3(c)(iii) to Item 3 of Form N-1A.  Indent the sub-portions of “Other Expenses.”

Response

A summation of the appropriate expenses has been added to the “Other Expenses” line item.  The sub-portions of “Other Expenses have been indented to distinguish them as components of the “Other Expenses” rather than independent, additive expenses.

Comment 10

Ensure that the “Cost of Investing” table that takes into account offset arrangements is in footnote format.

Response

Registrant confirms that the “Cost of Investing” table that takes into account offset arrangements is in footnote format.

Comment 11

If Equity-Linked Securities are part of the Fund’s principal strategy, related disclosure should appear in the Risk/Return Summary.

Response

Equity-Linked Securities are part of the Fund’s principal strategy; see Response to Comment 5, supra. The following disclosure has been added to the Primary Risks section:

“Equity-Linked Securities—Equity-Linked Securities are derivative instruments that replicate the characteristics of an underlying security. In addition to other non-U.S. securities risks, Equity-Linked Securities involve the risk that the issuer may default on its obligations under the security.”

Comment 12

Confirm that the portion of the Principal Strategies, Risks and Other Information section that describes non-principal strategies properly falls under the “Non Principal Strategies” heading.

Response

Registrant confirms that the portion of the Principal Strategies, Risks and Other Information section that describes non-principal strategies is clearly positioned under the “Non Principal Strategies” heading.

Comment 13

The Statement of Additional Information indicates that the Fund may invest in securities of other investment companies.  Set forth the expenses of such activities in the Fee Table or explain why the expenses are not set forth.

Response

The Registrant anticipates that fees and expenses incurred indirectly by the Fund as a result of investments in acquired funds (if any) will not exceed one basis point of average net assets of the Fund.  Accordingly, the Fund has not included such anticipated expenses in the Fund’s estimated “Other Expenses.”

Comment 14

Describe, in the “Non-U.S. Securities” heading on page B-3 of the Statement of Additional Information, or in another appropriate location, what the Registrant means by “securities of issuers based outside the U.S.”  Reference Comment 5.

Response

The Registrant has added disclosure as indicated in the Response to Comment 5.

Comment 15

Include in your response to these comments the “Tandy Letter” acknowledgements.

Response

The requested “Tandy Letter” acknowledgements have been included above.

We hope that these responses adequately address the comments issued by the Staff.  If you have any questions concerning the enclosed Amendment, please do not hesitate to telephone the undersigned at the number set forth above.  Thank you for your assistance regarding this matter.

Best Regards,

/S/

Michael McGrath

Cc:	Charles H. Field, Jr.
Deborah A Wussow